Financial Instruments - Schedule of Analysis of Foreign Currency Risk From Monetary Assets and Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Financial Instruments [Line Items]
Net financial assets	$ 9,364	$ 9,021
Net financial liabilities	(3,366)	(2,566)
Foreign Currency Risk
Disclosure Of Financial Instruments [Line Items]
Net financial assets	3,717	3,186
Net financial liabilities	(2,086)	(1,691)
Total	1,631	1,495
Foreign Currency Risk | U.S. Dollars
Disclosure Of Financial Instruments [Line Items]
Net financial assets	2,404	2,140
Net financial liabilities	(1,214)	(957)
Total	1,190	1,183
Foreign Currency Risk | Euro
Disclosure Of Financial Instruments [Line Items]
Net financial assets	657	466
Net financial liabilities	(417)	(352)
Total	240	114
Foreign Currency Risk | United Kingdom Pound Sterling
Disclosure Of Financial Instruments [Line Items]
Net financial assets	199	181
Net financial liabilities	(88)	(85)
Total	111	96
Foreign Currency Risk | Australian Dollars
Disclosure Of Financial Instruments [Line Items]
Net financial assets	178	167
Net financial liabilities	(129)	(110)
Total	49	57
Foreign Currency Risk | Other Currencies
Disclosure Of Financial Instruments [Line Items]
Net financial assets	279	232
Net financial liabilities	(238)	(187)
Total	$ 41	$ 45